Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 1,752,000	$ 2,674,000
Short-term borrowed funds, weighted average rates at year end	0.50%	0.93%
Short-term borrowed funds, average balance during year	$ 2,144,000	$ 3,357,000
Short-term borrowed funds, weighted average rate during year	0.72%	1.09%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	$ 2,000	$ 2,000
Short-term borrowed funds, weighted average rate during year	1.95%	1.48%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 1,752,000	$ 2,162,000
Short-term borrowed funds, weighted average rates at year end	0.50%	0.25%
Short-term borrowed funds, average balance during year	$ 1,861,000	$ 2,540,000
Short-term borrowed funds, weighted average rate during year	0.28%	0.25%
Short-term borrowed funds, maximum month-end balance	$ 2,448,000	$ 4,325,000
Notes Payable [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end		$ 12,000
Short-term borrowed funds, weighted average rates at year end		6.00%
Short-term borrowed funds, average balance during year	$ 6,000	$ 12,000
Short-term borrowed funds, weighted average rate during year	5.81%	6.31%
Short-term borrowed funds, maximum month-end balance	$ 12,000	$ 12,000
Short-term Line of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end		$ 500,000
Short-term borrowed funds, weighted average rates at year end		3.75%
Short-term borrowed funds, average balance during year	$ 275,000	$ 803,000
Short-term borrowed funds, weighted average rate during year	3.58%	3.67%
Short-term borrowed funds, maximum month-end balance	$ 1,000,000	$ 2,350,000